Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Rental income	$ 863,864		$ 510,311		$ 427,197
Resident fees and services	456,085		51,006		0
Interest income	41,070		40,855		40,885
Other income	11,295		7,245		7,788
Total revenues	1,372,314		609,417		475,870
Expenses:
Interest expense	307,529		141,148		86,632
Property operating expenses	378,578		78,463		41,689
Depreciation and amortization	404,552		172,876		125,538
General and administrative	77,201		54,626		49,691
Transaction costs	70,224		46,660		0
Realized loss of derivatives	0		0		0
Loss (gain) on extinguishment of debt	(979)		34,171		25,107
Provision for loan losses	2,010		29,684		23,261
Total expenses	1,239,115		557,628		351,918
Income from continuing operations before income taxes and income from unconsolidated entities	133,199		51,789		123,952
Income tax (expense) benefit	(1,388)		(364)		(168)
Income from unconsolidated entities	5,772		6,673		0
Income from continuing operations	137,583		58,098		123,784
Discontinued operations:
Gain (loss) on sales of properties	61,160		36,115		43,394
Impairment of assets	(12,194)		(947)		(25,223)
Income (loss) from discontinued operations, net	26,167		35,618		50,972
Discontinued operations, net	75,133		70,786		69,143
Net income	212,716		128,884		192,927
Less: Preferred stock dividends	60,502		21,645		22,079
Net Income Loss Attributable To Noncontrolling Interest	(4,894)	[1]	357	[1]	(342)	[1]
Net income attributable to common stockholders	$ 157,108		$ 106,882		$ 171,190
Average number of common shares outstanding:
Basic	173,741		127,656		114,207
Diluted	174,401		128,208		114,612
Basic:
Income from continuing operations attributable to common stockholders	$ 0.47		$ 0.28		$ 0.89
Discontinued operations, net	$ 0.43		$ 0.55		$ 0.61
Basic earnings per share	$ 0.90		$ 0.84		$ 1.50
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.47		$ 0.28		$ 0.89
Discontinued operations, net	$ 0.43		$ 0.55		$ 0.60
Diluted earnings per share	$ 0.90		$ 0.83		$ 1.49

[1]	Includes amounts attributable to redeemable noncontrolling interests